37. Fair value of financial assets and liabilities	12 Months Ended
Dec. 31, 2020
Fair Value of Plan Assets
Fair value of financial assets and liabilities
37.	Fair value of financial assets and liabilities
	Level I	Level II	Level III	Total fair value recorded
Assets
Marketable securities	652	-	-	652
Foreign currency derivatives	-	67	-	67
Interest rate derivatives	-	48	-	48
Balance at December 31, 2020	652	67	-	719
Balance at December 31, 2019	882	58	−	940

Liabilities
Foreign currency derivatives	-	(269)	-	(269)
Commodity derivatives	(10)	−	-	(10)
Balance at December 31, 2020	(10)	(269)	-	(279)
Balance at December 31, 2019	(28)	(110)	−	(138)

The estimated fair value for the Company’s long-term debt, computed based on the prevailing market rates, is set out in note 34.

Certain receivables are classified as fair value through profit or loss, as presented in note 14.

The fair values of cash and cash equivalents, short-term debt and other financial assets and liabilities are equivalent or do not differ significantly from their carrying amounts.